Property, plant and equipment - Schedule of Amounts for Items of Property, Plant and Equipment Held under Finance Leases (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	€ 23
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	87
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	(64)
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	73
Other property, plant and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	€ 14